Disposal of a subsidiary (Details)		12 Months Ended
	Sep. 30, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right of use assets		$ 577,665	$ 523,519		$ 759,314	$ 1,005,649
Loss on disposal of a subsidiary			$ (90,493)
Dandong BF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value consideration	$ 562,000			¥ 4,000,000
Cash	140,500			1,000,000
Total considerations	702,500			¥ 5,000,000
Computer and office equipment, fixtures and furniture	2,401
Right of use assets	21,770
Accounts receivable	102,284
Inventories, net	615,009
Prepaid expenses and other current assets	18,965
Cash at banks	1,264
Accrued expenses and other current liabilities	(42,150)
Lease liabilities non-current	(4,817)
Disposal assets and liabilities	714,726
Translation adjustment	9,769
Release of exchange reserve	68,498
Total release cost	792,993
Total sale consideration	702,500
Loss on disposal of a subsidiary	$ 90,493